Restructuring (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by business segment
	Three months ended		Six months ended
in € m.	Jun 30, 2023	Jun 30, 2022	Jun 30, 2023	Jun 30, 2022
Corporate Bank	(0)	(2)	0	(2)
Investment Bank	(1)	2	(0)	3
Private Bank	135	(35)	135	(80)
Asset Management	(0)	0	0	0
Corporate & Other	0	(1)	(1)	(1)
Total Net Restructuring Charges	134	(36)	134	(80)

Net Restructuring by Type [text block table]	Net restructuring expense by type Three months ended Six months ended in € m. Jun 30, 2023 Jun 30, 2022 Jun 30, 2023 Jun 30, 2022 Restructuring – Staff related 134 (36) 134 (79) Of which: Termination Payments 134 (42) 132 (85) Retention Acceleration (0) 5 1 6 Social Security 0 0 1 0 Restructuring – Non Staff related1 (0) (0) (0) (1) Total net restructuring Charges 134 (36) 134 (80) 1 Contract costs, mainly related to real estate
Organizational Changes [text block table]	Organizational changes Full-time equivalent staff Three months endedJun 30, 2023 Six months endedJun 30, 2023 Corporate Bank 3 12 Investment Bank 0 2 Private Bank 28 58 Asset Management 0 0 Infrastructure 4 25 Total full-time equivalent staff 35 97